BUSINESS ACQUISITION - Schedule Of Consolidated Statement Of Operations Acquisition (Details) - Chongqing/ Suzhou/ Jinan Zhoushuo [Member] $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Revenues	$ 341
Net loss	$ (582)